                                                              File No. 333-41180
                                                              File No. 811-10011
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [_]
           Pre-Effective  Amendment No.
                                                 ----------                [_]
           Post-Effective Amendment No.               2                    [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [_]
                                  Amendment No.      5                     [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                 (SECUREDESIGNS)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

                 700 Harrison Street, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 431-3000

                     Name of Agent for Service for Process:

                      Amy J. Lee, Associate General Counsel
                     Security Benefit Life Insurance Company
                               700 Harrison Street
                              Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[_]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2001 pursuant to paragraph (b) of Rule 485
[_]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]   on May 1, 2001, pursuant to paragraph (a)(1) of Rule 485
[_]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_]   on May 1, 2001, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

                         SECUREDESIGNS VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

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                  ISSUED BY:                          MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY   SECURITY BENEFIT LIFE INSURANCE COMPANY
  700 SW HARRISON STREET                    P.O. BOX 750497
  TOPEKA, KANSAS 66636-0001                 TOPEKA, KANSAS 66675-0497
  1-800-888-2461
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     This Prospectus  describes the SecureDesigns  Variable  Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract")  offered by
Security Benefit Life Insurance Company  ("Security  Benefit").  The Contract is
available for individuals as a non-tax  qualified  retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of Security  Benefit  called the SBL Variable
Annuity  Account  XIV, or to the Fixed  Account.  Each  Subaccount  invests in a corresponding Series of the SBL Fund. The Subaccounts  currently available under the Contract are:

o  Equity (formerly Growth)          o  Global Total Return
o  Large Cap Value                   o  Managed Asset
   (formerly Growth-Income)             Allocation
o  Money Market                      o  Equity Income
o  Global (formerly                  o  High Yield
   Worldwide Equity)                 o  Small Cap Value
o  Diversified Income (formerly      o  Social Awareness
   High Grade Income)                o  Technology
o  Large Cap Growth                  o  Mid Cap Value
o  Enhanced Index                       (formerly Value)
o  International                     o  Main Street Growth
o  Mid Cap Growth                       and Income(R)
   (formerly Mid Cap)                o  Small Cap Growth
o  Global Strategic Income              (formerly Small Cap)
o  Capital Growth                    o  Select 25

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     Amounts allocated to the Fixed Account earn interest at rates that are paid by Security Benefit as described in "The Fixed Account," page 28. Contract Value in the Fixed Account is guaranteed by Security Benefit.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options," page 27.

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2001, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at 700  Harrison  Street,
Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the
Statement of Additional Information is set forth on page 42 of this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT  PROSPECTUS FOR THE SBL FUND.
YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2001
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             The variable  annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

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                                TABLE OF CONTENTS

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   SERIES W (MAIN STREET GROWTH

   COMBINED ANNUAL STEPPED UP AND

     Option 2--Life Income with Guaranteed
       Payments of 5, 10, 15 or 20 Years.............   27
     Option 3--Life with Installment
       or Unit Refund Option.........................   27
     Option 4--Joint and Last Survivor...............   27
     Option 5--Payments for Specified Period.........   27
     Option 6--Payments of a Specified Amount........   27
     Option 7--Period Certain........................   27
     Option 8--Joint and Contingent Survivor Option..   27
     Value of Variable Annuity Payments:

   TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT..   29

   RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS..   32
FEDERAL TAX MATTERS..................................   33
   INTRODUCTION......................................   33
   TAX STATUS OF SECURITY BENEFIT
     AND THE SEPARATE ACCOUNT........................   33
     General.........................................   33
     Charge for Security Benefit Taxes...............   33
     Diversification Standards.......................   33
   INCOME TAXATION OF ANNUITIES IN
     GENERAL--NON-QUALIFIED PLANS....................   34
     Surrenders or Withdrawals Prior
       to the Annuity Start Date.....................   34
     Surrenders or Withdrawals on
       or after the Annuity Start Date...............   34
     Penalty Tax on Certain Surrenders

     Transfers, Assignments or

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by Security Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4,7 and 8.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month  period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

     FIXED  ACCOUNT -- An account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

     GENERAL  ACCOUNT  -- All  assets  of  Security  Benefit  other  than  those allocated to the Separate  Account or to any other separate  account of Security
Benefit.

     HOME OFFICE-- The Annuity  Administration  Department of Security  Benefit,
P.O. Box 750497, Topeka, Kansas 66675-0497.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to Security Benefit as consideration for the Contract.

     SBL FUND -- A diversified,  open-end management investment company commonly referred to as a mutual fund.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of
Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Series of the SBL Fund.

     SUBACCOUNT -- A division of the Separate  Account of Security Benefit which invests  in a  corresponding  series  of the  SBL  Fund.  Currently,  twenty-two
Subaccounts are available under the Contract.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 28 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into twenty-two  accounts  referred to as Subaccounts.  See "Separate  Account,"
page 11. Each Subaccount invests exclusively in shares of a corresponding Series of the SBL  Fund.  The  Series  of SBL  Fund,  each  of  which  has a  different investment  objective or objectives,  are as follows:  Equity Series,  Large Cap
Value Series,  Money Market Series,  Global Series,  Diversified  Income Series,
Large Cap Growth Series,  Enhanced Index Series,  International  Series, Mid Cap
Growth Series,  Global  Strategic Income Series,  Capital Growth Series,  Global
Total Return Series, Managed Asset Allocation Series, Equity Income Series, High
Yield  Series,  Small Cap Value  Series,  Social  Awareness  Series,  Technology
Series, Mid Cap Value Series, Main Street Growth and Income(R) Series, Small Cap
Growth Series and Select 25 Series. See "SBL Fund," page 12.

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account," page 28.

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments," page 15.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 14 and "The Fixed Account," page 28.

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The Fixed  Account," page 28. See "Full and Partial  Withdrawals,"  page 18 and
"Federal Tax Matters," page 33 for more information about withdrawals, including the 10%  penalty  tax that may be  imposed  upon  full and  partial  withdrawals
(including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death  Benefit,"  page 19 for more  information.
The Contract  provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 26.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed  Account (not  including  any Credit  Enhancements  if an Extra Credit
Rider was in effect). Security Benefit will also refund as of the Valuation Date on  which  we  receive  your  Contract  any  Contract  Value  allocated  to  the
Subaccounts,  plus any  charges  deducted  from such  Contract  Value,  less the
Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the  Free-Look  Period,  Security  Benefit will refund  purchase  payments  allocated to the  Subaccounts  rather than  Contract
Value.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least 7 years. See "Contingent Deferred Sales Charge," page 20.

     MORTALITY AND EXPENSE RISK CHARGE.  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.60%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------------
                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                             CHARGE
----------------------------------------------------------
Less than $25,000                           0.85%
At least $25,000 but less than              0.70%
   $100,000
$100,000 or more                            0.60%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge," page 21.

     OPTIONAL  RIDER  CHARGES.  Security  Benefit  deducts a monthly charge from
Contract  Value for certain  Riders  that may be elected by the Owner.  Security
Benefit  makes each Rider,  except the Extra  Credit  Rider,  available  only at issue, and you may not terminate a Rider after issue,  unless otherwise  stated.
The amount of the charge is equal to a percentage,  on an annual basis,  of your
Contract Value.  Each Rider and its charge are listed below.  You may not select
Riders with a total charge that exceeds 1.00% of Contract  Value. As an example, you may not  purchase  the Extra Credit Rider at 5% with a cost of 0.75% and the
Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%,  because the total cost of such  Riders,  1.05%,  would  exceed the maximum  Rider  charge of
1.00%.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit," page 22.
     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit;  or (3) the Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The  largest of (1) or (2) above on any  Contract  Anniversary  that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase  payments  received by Security  Benefit since the  applicable
     Contract Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The charge for  this Rider is 0.20%. See "Annual Stepped Up Death Benefit," page
23.

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit;  or (3) the  Guaranteed  Growth Death
Benefit.  The  Guaranteed  Growth  Death  Benefit is an amount equal to purchase payments,  net of any  premium  tax,  less an  adjustment  for any  withdrawals, increased  at an annual  effective  rate of 3%,  5%, 6% or 7%, as elected in the application. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit," page 23.
     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding payment are received by Security Benefit;  (3)
the Annual Stepped Up Death Benefit (as described  above); or (4) the Guaranteed
Growth Death  Benefit at 5% (as described  above).  The charge for this Rider is
0.25%.  See "Combined  Annual Stepped Up and Guaranteed  Growth Death  Benefit,"
page 24.

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider at issue or after the Contract  Date.  If you purchase at issue,  Security
Benefit  will  add a  Credit  Enhancement  equal  to  3%,  4% or 5% of  purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year. If you purchase the Rider after the Contract Date, Security
Benefit will add a ONE-TIME  Credit  Enhancement  to your  Contract  Value in an amount equal to 3%, 4% or 5% of Contract Value,  as elected in the  application.
In the event of a full or partial  withdrawal,  Security  Benefit will recapture all or part of any Credit Enhancement that has not yet vested.  Security Benefit will deduct the charge for this Rider during the seven-year  period beginning on the date of the Rider's issue and you may not terminate this Rider, nor purchase another Extra Credit Rider, during that period. The charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.45%
                 4%                        0.60%
                 5%                        0.75%
------------------------------------- ----------------

See "Extra Credit," page 24.
     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this  Rider.  The  charge  for this Rider is 0.05%.  See  "Waiver of  Withdrawal
Charge," page 25.

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE     WITHDRAWAL   PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------

  0 and over         0%             1            7%
                                    2            6%
                                    3            5%

                               4 and over        0%
----------------------------------------------------------

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge," page 26.

     ADMINISTRATION  CHARGE.  Security  Benefit  deducts a daily  administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets. See "Administration Charge," page 22.

     ACCOUNT ADMINISTRATION  CHARGE.  Security Benefit deducts an account charge of $30.00 at each Contract  Anniversary.  Security Benefit will waive the charge if your  Contract  Value is  $50,000  or more on the date  the  charge  is to be deducted. See "Account Administration Charge," page 22.

     PREMIUM  TAX  CHARGE.  Security  Benefit  assesses a premium  tax charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial  withdrawal if a premium tax was incurred by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently  range from 0% to
3.5%. See "Premium Tax Charge," page 22.

     OTHER  EXPENSES.  Security  Benefit  pays  the  operating  expenses  of the
Separate Account.  Investment  advisory fees and operating  expenses of SBL Fund are  paid by the  Fund  and are  reflected  in the net  asset  value of the Fund shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for SBL Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 431-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

     The  purpose of this table is to assist you in  understanding  the  various costs and expenses  that you will bear  directly and  indirectly if you allocate
Contract Value to the Subaccounts.  The table reflects any contractual  charges, expenses  of the  Separate  Account,  optional  Rider  charges,  and charges and expenses  of SBL Fund.  The table  does not  reflect  premium  taxes that may be imposed  by  various  jurisdictions.  See  "Premium  Tax  Charge,"  page 22. The information  contained  in the  table is not  generally  applicable  to  amounts allocated to the Fixed Account.

     For a complete description of a Contract's costs and expenses, see "Charges and  Deductions,"  page 20. For a more  complete  description  of the SBL Fund's costs  and  expenses,  see the  SBL  Fund  prospectus,  which  accompanies  this
Prospectus.

-----------------------------------------------------------
CONTRACTUAL EXPENSES
-----------------------------------------------------------
Sales Load on Purchase Payments                     None
Contingent Deferred Sales Charge
   (as a percentage of amount withdrawn             7%(1)
   attributable to Purchase Payments)
Transfer Fee (per transfer)                         None
Annual Account Administration Charge                $30(2)
-----------------------------------------------------------

1.  The  amount  of the  contingent  deferred  sales  charge  is  determined  by reference  to how long your  purchase  payments  have  been  held  under the
    Contract.  A free withdrawal is available in each Contract Year equal to (1)
    10% of purchase payments,  excluding any Credit  Enhancements,  in the first
    Contract  Year,  and (2) 10% of Contract  Value as of the  beginning  of the
    Contract  Year in each  subsequent  Contract  Year.  See "Full  and  Partial
    Withdrawals,"  page 18 and  "Contingent  Deferred Sales Charge," page 20 for more information.

2.  A  pro  rata  account  administration  charge  is  deducted  (1)  upon  full withdrawal  of Contract  Value;  (2) upon the  Annuity  Start Date if one of
    Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge will be waived if your
    Contract Value is $50,000 or more upon the date it is to be deducted.
-----------------------------------------------------------

-----------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of each
Subaccount's average daily net assets)
-----------------------------------------------------------
Annual Mortality and Expense Risk Charge           0.85%(1)
Annual Administration Charge                       0.15%
                                                   ----
Total Separate Account Annual Expenses             1.00%
-----------------------------------------------------------
1.  The  mortality  and expense  risk charge is reduced for larger  Contracts as follows:  Less than $25,000 - 0.85%; At least $25,000 but less than $100,000
    - 0.70%;  $100,000 or more - 0.60%.  The  mortality  and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.

-----------------------------------------------------------

-----------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------

                                                ANNUAL
                                     INTEREST   RIDER
                                       RATE*    CHARGE
-----------------------------------------------------------
Guaranteed Minimum                       3%       0.15%
Income Benefit Rider
-----------------------------------------------------------
                                         5%       0.30%
-----------------------------------------------------------
Annual Stepped Up                       ---       0.20%
Death Benefit Rider
-----------------------------------------------------------
Guaranteed Growth                        3%       0.10%
Death Benefit Rider
                                         5%       0.20%
                                         6%       0.25%
                                         7%       0.30%
-----------------------------------------------------------
Combined Annual Stepped Up Death
Benefit Rider and Guaranteed Growth      5%       0.25%
Death Benefit Rider
-----------------------------------------------------------
Extra Credit Rider                       3%       0.45%
                                         4%       0.60%
                                         5%       0.75%
-----------------------------------------------------------
Waiver of Withdrawal Charge Rider       ---       0.05%
-----------------------------------------------------------
Alternative Withdrawal Charge Rider    0-Year     0.50%
                                       3-Year     0.40%
-----------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge
 Rider, the withdrawal charge schedule.
-----------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL MUTUAL FUND EXPENSES (as a percentage of each Series' average daily net assets)
------------------------------------------------------------------------------------------

                                                                             TOTAL SBL
                                  BROKERAGE PLAN     OTHER EXPENSES        FUND EXPENSES
                     MANAGEMENT    DISTRIBUTION      (AFTER EXPENSE       (AFTER EXPENSE
                       FEE        (12B-1) FEES(1)   REIMBURSEMENTS)(2)   REIMBURSEMENTS)(3)

Equity
 (Series A)             0.75%             0.01%          0.07%                 0.83%
Large Cap Value
 (Series B)             0.75%             0.01%          0.07%                 0.83%
Money Market
 (Series C)             0.50%             0.00%          0.08%                 0.58%
Global
 (Series D)             1.00%             0.00%          0.21%                 1.21%
Diversified Income
 (Series E)             0.75%             0.00%          0.09%                 0.84%
Large Cap Growth
 (Series G)             1.00%             0.00%          0.28%                 1.28%
Enhanced Index
 (Series H)             0.75%             0.00%          0.21%                  .96%
International
 (Series I)             1.10%             0.00%          1.18%                 2.28%
Mid Cap Growth
 (Series J)             0.75%             0.00%          0.07%                 0.82%
Global Strategic
 Income (Series K)      0.75%             0.00%          1.01%                 1.76%
Capital Growth
 (Series L)             1.00%             0.00%          0.26%                 1.26%
Global Total
 Return (Series M)      1.00%             0.00%          0.46%                 1.46%
Managed Asset
 Allocation (Series N)  1.00%             0.00%          0.25%                 1.25%
Equity Income
 (Series O)             1.00%             0.00%          0.10%                 1.10%
High Yield
 (Series P)             0.75%             0.00%          0.12%                 0.87%
Small Cap Value
 (Series Q)             1.00%             0.00%          0.49%                 1.49%
Social Awareness
 (Series S)             0.75%             0.00%          0.08%                 0.83%
Technology
 (Series T)             1.00%             0.00%          0.50%                 1.50%
Mid Cap Value
 (Series V)             0.75%             0.00%          0.09%                 0.84%
Main Street Growth
 and Income(R)
(Series W)              1.00%             0.00%          0.23%                 1.23%
Small Cap Growth
 (Series X)             1.00%             0.00%          0.13%                 1.13%
Select 25
 (Series Y)             0.75%             0.00%          0.14%                 0.89%
------------------------------------------------------------------------------------------
1   Amounts included as distribution expenses under this caption are the amounts received by the Fund's  distribution  under the  Brokerage  Plan in the last fiscal year in connection  with the purchase and sale of securities  held by the fund.
2   Other  expenses for Series G, L, Q, T and W are based on  estimated  amounts for the current fiscal year.
3   Total   expenses  for  Series  I  reflect   voluntary  fee  waivers   and/or
    reimbursement of expenses. In the absence of such waivers or reimbursements,
    Series I's actual  expenses  would have been 4.2%.  These fee waivers and/or reimbursements may be discontinued at any time.

--------------------------------------------------------------------------------

EXAMPLES -- The examples presented below assume the maximum separate account and optional  rider charges of 2.00%.  The examples show the expenses that you would pay at the end of one,  three,  five or ten  years  (except  for the  Large  Cap
Growth,  Capital Growth, Small Cap Value,  Technology,  and Main Street Growth &
Income(R)  which show  expenses  for only the one and three year  periods).  The examples  assume that any waivers or  reimbursement  of  expenses  currently  in effect, remain in effect for the period shown. The information presented applies if, at the end of those time periods,  the Contract is (1)  surrendered,  or (2)
annuitized or otherwise not  surrendered.  The examples show expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical  return of
5%. For those Contracts that do not elect the maximum amount of Riders,  or with
Contract Value in excess of $25,000, the expenses would be reduced.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE
5% RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below assuming full  withdrawal of the Contract at the end of the applicable time period:

-----------------------------------------------------------
                                1       3      5      10
                               YEAR   YEARS  YEARS  YEARS
-----------------------------------------------------------

Equity Subaccount              $  92   $145    $191   $320
Large Cap Value Subaccount        92    145     191    320
Money Market Subaccount           90    138     179    296
Global Subaccount                 96    156     209    355
Diversified Income Subaccount     92    146     191    321
Large Cap Growth Subaccount       97    158     ---    ---
Enhanced Index Subaccount         93    149     197    332
International Subaccount         106    186     257    448
Mid Cap Growth Subaccount         92    145     190    319
Global Strategic Income
   Subaccount                    101    172     234    404
Capital Growth Subaccount         96    158     ---    ---
Global Total Return
   Subaccount                     98    163     220    378
Managed Asset Allocation
   Subaccount                     96    157     211    359
Equity Income Subaccount          95    153     204    345
High Yield Subaccount             93    147     193    324
Small Cap Value Subaccount        99    164     ---    ---
Social Awareness Subaccount       92    145     191    320
Technology Subaccount             99    164     ---    ---
Mid Cap Value Subaccount          92    146     191    321
Main Street Growth and
   Income(R) Subaccount           96    157     ---    ---
Small Cap Growth Subaccount       95    154     205    348
Select 25 Subaccount              93    147     194    326

-----------------------------------------------------------

     Example -- You would pay the expenses shown below assuming no withdrawals:

-----------------------------------------------------------
                                1       3      5      10
                               YEAR   YEARS  YEARS  YEARS
-----------------------------------------------------------

Equity Subaccount                $29  $  89    $152   $320
Large Cap Value Subaccount        29     89     152    320
Money Market Subaccount           27     82     139    296
Global Subaccount                 33    100     170    355
Diversified Income Subaccount     29     89     152    321
Large Cap Growth Subaccount       34    102     ---    ---
Enhanced Index Subaccount         30     93     158    332
International Subaccount          43    131     220    448
Mid Cap Growth Subaccount         29     89     151    319
Global Strategic Income
   Subaccount                     38    116     196    404
Capital Growth Subaccount         33    102     ---    ---
Global Total Return
   Subaccount                     35    108     182    378
Managed Asset Allocation
   Subaccount                     33    102     172    359
Equity Income Subaccount          32     97     165    345
High Yield Subaccount             30     90     154    324
Small Cap Value Subaccount        36    109     ---    ---
Social Awareness Subaccount       29     89     152    320
Technology Subaccount             36    109     ---    ---
Mid Cap Value Subaccount          29     89     152    321
Main Street Growth and
   Income(R) Subaccount           33    101     ---    ---
Small Cap Growth Subaccount       32     98     166    348
Select 25 Subaccount              30     91     155    326

-----------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire policies from Security Benefit after that date automatically become members in the mutual holding company.

     Security Benefit offers life insurance policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2000,
Security Benefit had total assets of approximately  $8.3 billion.  Together with
its  subsidiaries,   Security  Benefit  has  total  funds  under  management  of approximately $10.3 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636-0001. SDI is registered as a  broker/dealer  with  the SEC and is a  wholly-owned  subsidiary  of  Security
Benefit  Group,  Inc.,  a financial  services  holding  company  wholly owned by
Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on June 26, 2000. The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides.  The Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contract.  Security  Benefit may  transfer to its  General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

     The Contract currently has available 38 Subaccounts.  The Contract provides that the income, gains and losses,  whether or not realized, are credited to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Series of the SBL Fund.  Security Benefit may in the future establish  additional  Subaccounts of the Separate Account,  which may invest in other Series of the SBL Fund or in other securities, mutual funds, or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has twenty-two separate portfolios ("Series"), each of which pursues different investment objectives and policies.

     Shares of the Fund  currently  are  offered  only for  purchase by separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to Owners arising from either mixed or shared  funding;  however, due to differences in tax treatment or other considerations, it is theoretically possible  that the  interests of owners of various  contracts for which SBL Fund serves  as an  investment  medium  might at some time be in  conflict.  However,
Security  Benefit,  the  Fund's  Board of  Directors,  and any  other  insurance companies  that  participate  in SBL Fund in the future are  required to monitor events in order to identify  any material  conflicts  that arise from the use of the Fund for mixed  and/or  shared  funding.  SBL Fund's  Board of  Directors is required to determine what action,  if any, should be taken in the event of such a conflict. If such a conflict were to occur, Security Benefit might be required to withdraw  the  investment  of one or more of its separate  accounts  from SBL
Fund. This might force the Fund to sell securities at disadvantageous prices.

     A summary of the  investment  objective  of each  Series of SBL Fund is set forth below.  We cannot assure that any Series will achieve its objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

     SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD BE READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth by  investing in a broadly  diversified  portfolio of common stocks,  securities  convertible  into common stocks,  preferred  stocks, bonds and other debt securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital by investing  at least 65% of its total  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks,
preferred   stocks   and   convertible   securities   of  both  U.S.   and  U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified  portfolio of investment grade debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term capital growth by investing  primarily in equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital  appreciation  through  investment  in a broadly  diversified portfolio of securities which may include common stocks,  preferred stocks, debt securities and securities convertible into common stocks.

SERIES K (GLOBAL  STRATEGIC  INCOME  SERIES) -- Amounts that you allocate to the
Global  Strategic  Income  Subaccount  are invested in Series K. The  investment objective  of  Series K is to seek  high  current  income  and,  as a  secondary objective,  capital  appreciation  by investing in a combination  of foreign and domestic  high-yield,  lower  rated  debt  securities  (commonly  known as "junk bonds").

SERIES L (CAPITAL  GROWTH  SERIES)--  Amounts  that you  allocate to the Capital
Growth Subaccount are invested in Series L. The investment objective of Series L is to  seek  growth  of  capital  by  pursuing  aggressive  investment  policies primarily in equity securities of U. S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global
Total Return  Subaccount are invested in Series M. The  investment  objective of
Series M is to seek high total return  consisting  of capital  appreciation  and current  income.  Series M seeks this  objective  through asset  allocation  and security selection by investing in a diversified  portfolio of global equity and bond securities.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its objectives by investing  primarily in higher  yielding,  higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Subaccount are invested in Series Q. The investment  objective of Series Q is to seek capital  growth by investing in  securities  of small  capitalization companies  (defined  as  companies  with a market  capitalization  substantially similar  to that of  companies  in the  Russell  2500(TM)  Index  at the time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek  capital  appreciation  by  investing  in  various  types of securities  which meet certain social criteria  established for the Series.  The
Series also may invest in  companies  that are included in the Domini 400 Social
IndexSM,  which  companies  will be  deemed to comply  with the  Series'  social criteria.  Series S will invest in a  diversified  portfolio  of common  stocks, convertible  securities,  preferred  stocks  and debt  securities.  Series S may temporarily invest in government bonds or commercial paper.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term  capital  appreciation  by investing in the equity  securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek long-term  growth of capital by investing in a diversified  portfolio consisting primarily of common stocks. The Series will invest in stocks that the
Investment Adviser believes are undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R)  SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of capital by investing  primarily in domestic and
foreign  equity  securities  of  small  capitalization   companies  (defined  as
companies  with  a  market  capitalization  substantially  similar  to  that  of companies in the Russell 2000(TM) Index at the time of investment).

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings or revenue growth.

THE  INVESTMENT  ADVISER -- Security  Management  Company,  LLC, 700 SW Harrison
Street, Topeka, Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Global  Strategic  Income,
Capital Growth,  Global Total Return,  Managed Asset Allocation,  Equity Income,
Small Cap Value,  Technology,  Main Street Growth and  Income(R),  and Small Cap
Growth  Series.  See the  accompanying  SBL Fund  prospectus  for  details.  The
Investment  Adviser has engaged The Dreyfus  Corporation,  200 Park Avenue,  New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series;  OppenheimerFunds,  Inc.,  Two World Trade  Center,  New York,  New York
10048-0203,  to provide  investment  advisory services to Global Series and Main
Street Growth and Income(R) Series; Deutsche Asset Management, Inc., 130 Liberty
Street,  New York, New York 10006, to provide  investment  advisory  services to
Enhanced Index Series and International Series; T. Rowe Price Associates,  Inc.,
100 East Pratt Street, Baltimore, Maryland 21202, to provide investment advisory services to Managed Asset Allocation Series and Equity Income Series; Wellington
Management Company LLP, 75 State Street, Boston, MA 02109, to provide investment advisory services to Global Strategic Income Series,  Global Total Return Series
and Technology  Series;  Strong  Capital  Management  Corporation,  100 Heritage
Reserve, Menomonee,  Wisconsin 53051, to provide investment advisory services to
Small Cap  Value  Series  and Small Cap  Growth  Series;  and  Alliance  Capital
Management  L.P.,  1345  Avenue of the  Americas,  New York,  New York  10105 to
provide investment advisory services to Capital Growth Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred variable annuity. To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than  Security  Benefit.  When you are ready to begin  receiving  annuity payments,  the Contract  provides  several  Annuity Options under which Security
Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated  purchase  payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The  Contract  is  available  for  purchase by an  individual  as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRA's established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan,  under Section 408.  Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90 (age 85 in Florida).  If there are Joint Owners or  Annuitants, the maximum  issue age will be  determined  by  reference  to the older Owner or
Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program  is $50.  Security  Benefit  may  reduce the  minimum  purchase  payment requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

     Security Benefit will apply the initial purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

     Security Benefit will credit subsequent  purchase payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by Security Benefit.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available  allocation  alternatives  include the twenty-two  Subaccounts and the
Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions to Security Benefit.  You may make changes in your purchase payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or the proper  form is  properly  completed,  signed,  and filed at
Security  Benefit's Home Office.  Changes in the  allocation of future  purchase payments have no effect on existing Contract Value. You may,  however,  transfer
Contract  Value  among the  Subaccounts  and the  Fixed  Account  in the  manner described in "Transfers of Contract Value," page 17.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After  Security  Benefit  has  received an Asset  Reallocation/Dollar  Cost
Averaging  request in proper  form at its Home  Office,  Security  Benefit  will transfer  Contract Value in the amounts you designate  from the Subaccount  from which transfers are to be made to the Subaccount or Subaccounts you have chosen.
Security Benefit will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary,  whichever corresponds to the  period  selected,  of the date of  receipt  at the Home  Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value," page 17.

     You may instruct  Security  Benefit at any time to terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has  been  canceled,  a new  Asset  Reallocation/Dollar  Cost
Averaging form must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter if transfers  were made on a quarterly  basis) before  reinstating  Dollar Cost Averaging after it has been terminated for any reason. Security Benefit may discontinue,  modify, or suspend the  Dollar  Cost  Averaging  Option  at any  time.  Security  Benefit  does not currently charge a fee for this option.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account,  subject to certain  restrictions  described under "The Fixed Account,"
page 28.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by Security  Benefit at its Home  Office.  An Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, Security
Benefit will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you selected. Thereafter,  Security Benefit will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of  the  date  of   Security   Benefit's   receipt  of  the  Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value," page 17.

     You may instruct  Security  Benefit at any time to terminate this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation  Option at any time.  Security  Benefit does not currently charge a fee for this option.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 29.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to Security  Benefit's Home Office.  You may make transfers  (other than transfers  pursuant to the Dollar Cost Averaging and Asset  Reallocation  Options) by telephone if the Telephone Transfer section of the  application or the proper form has been properly  completed,  signed and filed at Security Benefit's Home Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to  transfers  under  the  Dollar  Cost  Averaging  or Asset  Reallocation
Options.

     Security Benefit effects transfers between  Subaccounts at their respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account," page 28.

     Security  Benefit  generally  does not limit the  frequency  of  transfers, although  Security  Benefit  reserves  the  right at a future  date to limit the number of transfers to 14 in a Contract Year. Security Benefit also reserves the right to limit the size and  frequency  of such  transfers,  and to  discontinue telephone transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o   Investment  performance  of the  Subaccounts  to which  you  have  allocated
    Contract Value,

o   Payment of purchase payments,

o   The amount of any outstanding Contract Debt,

o   Full and partial withdrawals, and

o   Charges assessed in connection with the Contract,  including charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding Series of SBL Fund. The investment  performance of the Subaccounts will  reflect  increases  or  decreases  in the net asset value per share of the corresponding  Series and any dividends or  distributions  declared by a Series.
Any dividends or distributions from any Series of the Fund will be automatically reinvested in shares of the same Series,  unless Security Benefit,  on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase  payment is credited.  In addition,  other  transactions  including loans, full or partial withdrawals, transfers, and assessment of certain charges against  the  Contract  affect the number of  Accumulation  Units  credited to a
Contract.  The number of units  credited or debited in connection  with any such transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation Unit of the affected Subaccount. The price of each
Subaccount is  determined on each  Valuation  Date.  The number of  Accumulation
Units credited to a Contract  shall not be changed by any  subsequent  change in the value of an Accumulation  Unit, but the dollar value of an Accumulation Unit may vary from  Valuation  Date to Valuation  Date  depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  (4) the minimum  mortality  and expense  risk charge under the
Contract  of 0.60%,  and (5) the  administration  charge  under the  Contract of
0.15%.

     The  minimum   mortality   and  expense   risk  charge  of  0.60%  and  the
administration  charge of 0.15% are factored into the accumulation unit value or
"price" of each Subaccount on each Valuation Date.  Security Benefit deducts any mortality  and expense risk charge  above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each Subaccount declares a monthly  dividend and Security Benefit deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your  Contract  Value  allocated to the  Subaccount as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the  Subaccount's  monthly  dividend.  Security  Benefit  reserves  the right to compute and deduct the Excess  Charge  from each  Subaccount  on each  Valuation
Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the  Valuation  Period that a proper  written  request is received by
Security  Benefit at its Home Office.  A proper written request must include the written  consent  of any  effective  assignee  or  irrevocable  Beneficiary,  if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper withdrawal request is received by Security Benefit at its Home Office, less any outstanding  Contract Debt, any applicable  withdrawal charges,  any pro rata account charge and any uncollected premium taxes.  If an Extra Credit Rider is in effect,  Contract Value will also be  reduced  by any  Credit  Enhancements  that  have  not yet  vested.  See the discussion of vesting of Credit Enhancements under "Extra Credit," page 24.

     Security  Benefit  requires the  signature of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment by Security  Benefit of the amount  specified in the partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements that have not yet vested. See "Extra Credit," page 24. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal Value in the Contract less than $2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     Security  Benefit will deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to Security Benefit. If you do not specify the allocation,
Security Benefit will deduct the withdrawal in the same proportion that Contract
Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a  Contract  that may be  imposed by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge," page 20, and "Premium Tax Charge," page 22.

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 32. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 33.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic withdrawals while the Owner is living and before the
Annuity  Start  Date by  sending a  properly  completed  Request  for  Scheduled
Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a percentage  of Contract  Value  allocated to the  Subaccounts  and/or Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request  received  by  Security  Benefit at its Home  Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra  Credit," page 24. Any systematic  withdrawal  that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     Security  Benefit will effect each  systematic  withdrawal as of the end of the  Valuation  Period during which the  withdrawal is scheduled.  The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be  allocated  to your  Contract  Value in the  Subaccounts  and the  Fixed
Account,  as you have directed.  If you do not specify the allocation,  Security
Benefit  will  deduct the  systematic  withdrawal  in the same  proportion  that
Contract Value is allocated among the Subaccounts and the Fixed Account.

     Security Benefit may, at any time, discontinue, modify, suspend or charge a
fee  for  systematic   withdrawals.   You  should  consider  carefully  the  tax
consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining  age 59 1/2.  See
"Federal Tax Matters," page 33.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event,  Security  Benefit  will then deem void the  returned  Contract  and will refund to you purchase  payments  allocated to the Fixed Account (not  including any  Credit  Enhancements  if an Extra  Credit  Rider was in  effect).  Security
Benefit  will also  refund as of the  Valuation  Date on which we  receive  your
Contract  any Contract  Value  allocated  to the  Subaccounts,  plus any charges deducted from such Contract Value,  less the Contract Value  attributable to any
Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the  Free-Look  Period,  Security  Benefit will refund  purchase  payments  allocated to the  Subaccounts  rather than  Contract
Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  Security  Benefit will pay the death benefit  proceeds to the  Designated  Beneficiary  upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options," page 27.

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  are  received  by  Security  Benefit  (less any  Credit
     Enhancements  applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions regarding payment are not received by Security Benefit at its Home Office  within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the Rider.  See the  discussion of Annual  Stepped Up Death Benefit
Rider, Guaranteed Growth Death Benefit Rider, and Combined Annual Stepped Up and
Guaranteed  Growth Death Benefit  Rider.  Your death benefit  proceeds under the
Rider will be the death benefit  reduced by any  outstanding  Contract Debt, any pro rata account charge and any uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  33  and   "Distribution
Requirements,"  below for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with a Qualified Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within  30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,
Security  Benefit will  designate  the Owner as  Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

     Security  Benefit will waive the  withdrawal  charge on  withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount  is  equal in the  first  Contract  Year,  to 10% of  purchase  payments, excluding any Credit  Enhancements,  made during the year and for any subsequent
Contract  Year,  to 10% of Contract  Value as of the first day of that  Contract
Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated  according to the following schedule:

---------------------------------------------
 PURCHASE PAYMENT AGE (IN      WITHDRAWAL
          YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least 7 years.  Security  Benefit will assess the withdrawal  charge against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

     Security  Benefit  pays  sales  commissions  to  broker-dealers  and  other expenses  associated  with  the  promotion  and  sales  of  the  Contracts.  The withdrawal  charge is designed to  reimburse  Security  Benefit for these costs, although it is expected that actual  expenses will be greater than the amount of the charge.  To the extent that all sales  expenses are not  recovered  from the charge,  such expenses may be recovered  from other charges,  including  amounts
derived   indirectly   from  the  charge  for   mortality   and  expense   risk.
Broker-dealers  may receive  aggregate  commissions  of up to 6.5% of  aggregate purchase  payments.  Security  Benefit also may pay override  payments,  expense
allowances,  bonuses,  wholesaler  fees  and  training  allowances.   Registered
representatives  earn  commissions from the  broker-dealers  with which they are
affiliated   and  such   arrangements   will  vary.   In  addition,   registered
representatives  may be eligible,  under programs adopted by Security Benefit to receive  non-cash  compensation  such as  expense-paid  due diligence  trips and educational  seminars.  No  compensation  will be  offered  to the  extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY  AND  EXPENSE  RISK CHARGE --  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.60%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------------
CONTRACT VALUE                         ANNUAL MORTALITY
                                       AND EXPENSE RISK
                                            CHARGE
----------------------------------------------------------
Less than $25,000                           0.85%
At least $25,000 but less than              0.70%
   $100,000
$100,000 or more                            0.60%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality and expense risk charge is intended to compensate Security Benefit for certain  mortality and expense risks  Security  Benefit  assumes in offering and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

     Security  Benefit may  ultimately  realize a profit from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value,"
page 17, for more  information  about how Security Benefit deducts the mortality and expense risk charge.

ADMINISTRATION  CHARGE -- Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The purpose of this charge is to  compensate  Security  Benefit for the expenses
associated   with   administration   of  the  Contracts  and  operation  of  the
Subaccounts.

ACCOUNT   ADMINISTRATION   CHARGE  --  Security   Benefit   deducts  an  account
administration   charge  of  $30.00  from   Contract   Value  at  each  Contract
Anniversary.  Security  Benefit will waive the charge if your Contract  Value is
$50,000 or more on the date the charge is to be deducted.  Security Benefit will deduct a pro rata account administration charge (1) upon a full withdrawal;  (2)
upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen;  and (3) upon  payment of a death  benefit.  This charge is not deducted during the Annuity  Period if one of the Annuity  Options 1 through 4, 7 or 8 is chosen.  The  purpose of the charge is to  compensate  Security  Benefit for the expenses associated with administration of the Contracts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection  with a  Contract.  Security  Benefit  deducts  this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. Security
Benefit may deduct  premium tax upon a full or partial  withdrawal  if a premium tax has been incurred and is not refundable. Security Benefit reserves the right to deduct  premium  taxes  when due or any time  thereafter.  Premium  tax rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contract.  No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that: (1) the charge for  mortality  and expense risks will not exceed an annual rate of 0.85% (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  Security  Benefit also guarantees that the charge for any Rider  will not  exceed  the  annual  rate in  effect  when the Rider is issued.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  the Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  The advisory fees and other  expenses,  if any,  which are more fully described in SBL Fund's  prospectus,  are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional Riders under the Contract.  Security Benefit makes each Rider, except  the  Extra  Credit  Rider,  available  only  at  issue,  and you may not terminate a Rider after issue, unless otherwise stated. Security Benefit deducts a monthly charge from Contract  Value for any Riders  elected by the Owner.  The amount of the  charge is equal to a  percentage,  on an  annual  basis,  of your
Contract Value.  Each Rider and its charge are listed below.  You may not select
Riders with a total charge that exceeds 1.00% of Contract  Value. As an example, you may not  purchase  the Extra Credit Rider at 5% with a cost of 0.75% and the
Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%,  because the total cost of such  Riders,  1.05%,  would  exceed the maximum  Rider  charge of
1.00%.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (Security
Benefit  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount or the Fixed Account.)

     In crediting  interest,  Security  Benefit takes into account the timing of when each  purchase  payment and  withdrawal  occurred and accrues such interest until  the  earlier  of:  (1)  the  Annuity  Start  Date,  or (2)  the  Contract
Anniversary  following the oldest  Annuitant's 80th birthday.  In the event of a withdrawal,  the  Minimum  Income  Benefit  is  reduced  as of the  date  of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options,"  page 27. The Annuity  rates for this Rider are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and an interest  rate of 2 1/2%.  The charge for this Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The largest of 1 or 2 above on any Contract  Anniversary  that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase  payments  received by Security  Benefit since the  applicable
     Contract Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.  In the event of a withdrawal, the Stepped Up Death
     Benefit is reduced as of the date of the  withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal  charges,  by
     Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.20%.  See the  discussion  under  "Death
Benefit," page 19.

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application.  (Security Benefit will credit a maximum rate of 4% for  amounts  allocated  to  the  Money  Market  Subaccount  or the  Fixed
Account.) In crediting interest,  Security Benefit takes into account the timing of when each purchase payment and withdrawal occurred.  Security Benefit accrues such  interest  until the  earliest  of: (1) the  Annuity  Start  Date;  (2) the
Contract  Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions  regarding payment are received;
or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     The charge for this Rider varies based upon the interest  rate  selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit," page 19.

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint  Owner  prior to the  Annuity  Start  Date.  If an Owner dies prior to the
Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment for each Designated  Beneficiary are received by Security
     Benefit;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and instructions  regarding  payment are not received by Security Benefit at its
Home  Office  within  six  months of the date of the  Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.25%.  See the  discussion  under  "Death
Benefit," page 19.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider at issue or after the Contract  Date.  If you purchase at issue,  a Credit
Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to  Contract  Value for each  purchase  payment  made in the first
Contract  Year.  If you  purchase the Rider after the  Contract  Date,  Security
Benefit will add a ONE-TIME  Credit  Enhancement  to your  Contract  Value in an amount of 3%, 4% or 5% of Contract  Value,  as elected in the  application.  Any
Credit  Enhancement  will  be  allocated  among  the  Subaccounts  in  the  same proportion as your purchase payment or Contract Value, as applicable.

     In the  event  of a full  or  partial  withdrawal,  Security  Benefit  will recapture  all or part of any Credit  Enhancement  that has not yet  vested.  An amount equal to 1/7 of the Credit  Enhancement  will vest as of each anniversary of the Rider's date of issue and the Credit  Enhancement will be fully vested at the end of seven years from that date.  The amount to be  forfeited in the event of a withdrawal is equal to a percentage of the Credit  Enhancement that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.   The amount of the withdrawal, including any withdrawal charges, by

2.   Contract Value immediately prior to the withdrawal.

     Security Benefit has applied to the Securities and Exchange  Commission for an exemption from certain provisions of the Investment Company Act of 1940 so it can recapture any Credit Enhancements that have not yet vested in the event of a withdrawal.  Until such time as we receive approval of our exemptive request, we will not recapture Credit Enhancements upon withdrawal as described above.

     The charge for this Rider will be deducted for a period of seven years from its date of issue.  The charge  varies  based upon the Credit  Enhancement  rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.45%
                 4%                        0.60%
                 5%                        0.75%
------------------------------------- ----------------

You may not at any time have more than one Extra  Credit Rider in effect on your
Contract.

     Security Benefit may recapture  Credit  Enhancements in the event of a full or partial  withdrawal as discussed  above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right," page 19. In the event of a  withdrawal  under the terms of the Waiver of  Withdrawal  Charge
Rider,  you will forfeit all or part of any Credit  Enhancements  applied during the 12 months  preceding such a withdrawal.  See "Waiver of Withdrawal  Charge,"
below.   Death  benefit   proceeds  may  exclude  all  or  part  of  any  Credit
Enhancements.  See "Death  Benefit,"  page 19 and the  discussions of the Annual
Stepped Up,  Guaranteed  Growth and Combined  Annual  Stepped Up and  Guaranteed
Growth Death Benefits, above.

     Security  Benefit  expects to make a profit  from the charge for this Rider and funds  payment of the Credit  Enhancements  through the Rider charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect  your  average  annual  return  (net  of  expenses  of the  Contract  and underlying Series) to exceed the applicable amount set forth in the table below.
The returns below  represent the amount that must be earned EACH year during the seven-year  period  beginning  on the Rider's date of issue to break even on the
Rider. If your actual returns are greater than this amount, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please note that the returns  below are net of Contract  and  underlying  Series expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

------------------------------------- --------------------
      CREDIT ENHANCEMENT RATE           RATE OF RETURN
                                       (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                          6.85%
                 4%                          7.45%
                 5%                          8.05%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when  Security  Benefit  receives  the waiver request and became so confined after the Contract Date.

     Security  Benefit defines  terminal  illness as follows:  (1) the Owner has been diagnosed by a licensed physician with a "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     Security  Benefit defines  disability as follows:  (1) the Owner is unable,
because  of  physical  or  mental  impairment,   to  perform  the  material  and
substantial  duties of any  occupation for which the Owner is suited by means of education,  training or experience; (2) the impairment has been in existence for more than 180 days and began  before  the  Owner  attained  age 65 and after the
Contract  Date;  and (3) the  impairment  is  expected  to result in death or be long-standing and indefinite.

     Prior to making a  withdrawal  pursuant to this  Rider,  you must submit to
Security  Benefit a  properly  completed  claim  form and a written  physician's statement  acceptable  to SBL.  SBL will also  accept as proof of  disability  a certified Social Security finding of disability.

     Security  Benefit  reserves  the right to have a  physician  of its  choice examine the Owner to determine if the Owner is eligible for a waiver. The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total  purchase  payments made in the 12 months  preceding the withdrawal if the Extra Credit Rider was purchased at issue.  The  percentage is determined by dividing  the  amount of the  withdrawal  by  Contract  Value on the date of the
Rider's issue if the Extra Credit Rider was purchased  after the Contract  Date.
The maximum  percentage  that may be  forfeited  is 100% of Credit  Enhancements earned during the 12 months preceding the withdrawal.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------

  0 and over         0%             1            7%
                                    2            6%
                                    3            5%

                               4 and over        0%
----------------------------------------------------------

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you purchase this Rider,  the withdrawal charge  selected  under the Rider will  apply in lieu of the  7-year  withdrawal charge schedule described under "Contingent  Deferred Sales Charge," page 20. If you have also  purchased an Extra Credit  Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal.  See "Extra
Credit," page 24.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the Annuity  Start Date.  See  "Selection  of an Option,"  page 28. If there are
Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Home  Office at least 30 days prior to the  Annuity  Start Date set forth in the
Contract.  The date  selected as the new Annuity  Start Date must be at least 30 days after the date written notice  requesting a change of Annuity Start Date is received at Security Benefit's Home Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS--

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     Security  Benefit  calculates  variable  annuity  payments  under Options 1 through 4, 7 and 8 using  Annuity  Units.  The value of an Annuity Unit for each
Subaccount is determined as of each Valuation Date and was initially  $1.00. The
Annuity  Unit  value of a  Subaccount  as of any  subsequent  Valuation  Date is determined  by adjusting the Annuity Unit value on the previous  Valuation  Date for (1) the interim  performance of the corresponding  Series; (2) any dividends or distributions paid by the corresponding Series; (3) the mortality and expense risk and administration  charges;  (4) the charges, if any, that may be assessed by the Company for taxes  attributable to the operation of the  Subaccount;  and
(5) the assumed interest rate.

     Security  Benefit  determines the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed above, the Contract  specifies  annuity rates for Options 1 through 4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date,  Security  Benefit divides the initial  variable annuity  payment  by the  value  as of that  date of the  Annuity  Unit  for the applicable  Subaccount  to determine  the number of Annuity  Units to be used in calculating  subsequent  annuity  payments.  If variable  annuity  payments  are allocated  to more than one  Subaccount,  the  number of  Annuity  Units will be determined  by  dividing  the portion of the initial  variable  annuity  payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the
Subaccounts in the same  proportion as the Contract Value is allocated as of the
Annuity  Start  Date.  The number of  Annuity  Units will  remain  constant  for subsequent  annuity  payments,  unless the Owner  exchanges  Annuity Units among
Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under a  Qualified  Plan,  the period  elected for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.  New regulations  proposed by the IRS in January of 2001 may significantly  change these rules,  generally by reducing the amount of the  distributions  required,  beginning in 2002.  These  proposed rules may be used under some circumstances for distributions attributable to the year 2001. For a Non-Qualified  Plan, SBL does not allow annuity  payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract," page 14.

     Amounts  allocated to the Fixed Account become part of the General  Account of Security  Benefit,  which  consists of all assets  owned by Security  Benefit other than those in the Separate Account and other separate accounts of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee Period").  Security Benefit currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee  Period, a new Guarantee Period of
the same  duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period. Security Benefit bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 19.

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against the Fixed Account, and any amounts that Security Benefit pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the SBL Fund to the extent  Contract
Value is allocated to the Fixed Account;  however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost Averaging or Asset Reallocation by submitting a written request to Security
Benefit.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  18 and
"Systematic  Withdrawals,"  page 19. In  addition,  to the same extent as Owners with  Contract  Value  in the  Subaccounts,  the  Owner  of a  Contract  used in connection  with a Qualified  Plan may obtain a loan if so  permitted  under the terms of the Qualified Plan. See "Loans," page 31.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in Security Benefit's records.  While living, the Owner alone has the right to receive all  benefits and exercise all rights that the Contract grants or  Security  Benefit  allows.  The Owner may be an entity  that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 33.

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the application or any later change shown in Security Benefit's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The Owner may change the Primary  Beneficiary  at any time while the Contract is in force by written  request on forms provided by Security  Benefit and received by  Security  Benefit  at its Home  Office.  The  change  will not be binding on
Security  Benefit  until it is received  and  recorded at its Home  Office.  The change  will be  effective  as of the date this form is  signed  subject  to any payments made or other actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS  -- The  Contract  does not share in the surplus  earnings of Security
Benefit, and no dividends will be paid.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request  to  Security  Benefit.  A loan  must be taken and  repaid  prior to the
Annuity  Start Date.  The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all contracts  combined is generally  equal to the lesser of: (1)  $50,000  reduced by the excess  of: (a) the  highest  outstanding  loan balance within the preceding  12-month  period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Values or $10,000,  whichever is greater.  For loans  issued under plans that are subject to ERISA,  the maximum  amount of all loans is the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made;  or (2) 50% of your  Contract  Value.  In any  case,  the maximum  loan  balance  outstanding  at any time may not exceed 80% of  Contract
Value,  and  Security  Benefit  reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual  employee under a single employer plan. However, since Security  Benefit has no  information  concerning  outstanding  loans with other providers,  we will only use information available under annuity contracts issued by us,  and you will be  responsible  for  determining  your loan  limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible  Owner takes a loan,  Contract Value in an amount equal to the loan amount is  transferred  from the  Subaccounts  and/or the Fixed Account into an account called the "Loan  Account," which is an account within the Fixed
Account.  Amounts  allocated  to the Loan  Account  earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by Security Benefit.  Because the Contract Value maintained in the Loan  Account  (which  will  earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by
Security Benefit less 3%.

     Loans must be repaid within five years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  You must label each loan payment as such. If not labeled as a loan  payment,  amounts  received  by Security  Benefit  will be treated as purchase  payments.  Upon  receipt  of a loan  payment,  Security  Benefit  will transfer  Contract  Value from the Loan Account to the Fixed Account  and/or the
Subaccounts  according  to your  current  instructions  with respect to purchase payments  in an amount  equal to the  amount by which the  payment  reduces  the amount of the loan outstanding.

     If you do not make any  required  loan  payment by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by SBL.  No new  loans  will be  allowed  while a loan is in  default.
Interest will continue to accrue on a loan in default.  Contract  Value equal to the amount of the accrued interest may be transferred to the Loan Account.  If a loan  continues  to be in  default,  when  you  attain  age 59  1/2,  the  total outstanding loan balance, which includes accrued interest, will be deducted from
your  Contract  Value.   The  Contract  will  terminate   automatically  if  the
outstanding  loan balance of a loan in default  equals or exceeds the Withdrawal
Value.  Contract  Value  will be used  to  repay  the  loan  and any  applicable withdrawal  charges.  Because of the adverse tax  consequences  associated  with defaulting on a loan,  you should  carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit  under any such Rider.  Until the loan is repaid,  SBL  reserves the right to restrict any transfer of the Contract which would otherwise  qualify as a transfer permitted in the Code.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans will be approved.  Prospective  Owners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 38.

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  or  paying  certain  tuition  expenses,  that may ONLY be met by the distribution.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's  understanding  of the present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT--

     GENERAL.  Security Benefit intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes  incurred  by  Security  Benefit  that are  attributable  to the  Separate
Account,  the Subaccounts or to the operations of Security  Benefit with respect to the Contracts or attributable  to payments,  premiums,  or acquisition  costs under the  Contracts.  Security  Benefit will review the question of a charge to the Separate  Account,  the Subaccounts or the Contracts for Security  Benefit's
federal  taxes  periodically.  Charges  may become  necessary  if,  among  other reasons,  the tax treatment of Security  Benefit or of income and expenses under the  Contracts is ultimately  determined to be other than what Security  Benefit currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in Security Benefit's tax status.

     Under  current laws,  Security  Benefit may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Series of the SBL Fund will be required to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition,  Security  Benefit does not know what standards will be set forth,  if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security Benefit  therefore  reserves the right to modify the
Contract,  as it deems  appropriate,  to  attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate  Account.
Moreover, in the event that regulations or rulings are adopted,  there can be no assurance that the Series will be able to operate as currently  described in the
Prospectus,  or that the SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons"  on  page  35  and   "Diversification   Standards"  above.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  START  DATE.  Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner,  the  selection  of certain  Annuity  Start  Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed within five years of the  employee's  death.  However,  the  five-year  rule  will be deemed satisfied,  if  distributions  begin  before  the  close  of the  calendar  year following the year of the employee's  death to a designated  beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life  expectancy  of the  beneficiary).  If the  designated  beneficiary  is the employee's  surviving  spouse,  distributions  may be delayed until the employee would have reached age 70 1/2.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     New  regulations  proposed by the IRS in January of 2001 may  significantly change  these  rules,  generally  by  reducing  the amount of the  distributions required,  beginning  in 2002.  These  proposed  rules  may be used  under  some circumstances for distributions attributable to the year 2001.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights  under  a  Section  403(b)  contract  must  be  nonforfeitable.  Numerous limitations  apply to the amount of contributions  that may be made to a Section
403(b)  annuity  contract.  The applicable  limit will depend upon,  among other things,  whether the annuity  contract is  purchased  with  employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii)  terminates  employment;  (iii)  dies;  (iv)  becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free  rollover to either another  Section  403(b) annuity  contract or to an individual retirement account or annuity (IRA). See "Rollovers" page 38.

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from the new "Roth IRAs" which became available in 1998. (Roth IRAs are described below.)

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000 (except in the case of a rollover contribution). Any refund of premium  must be applied to the payment of future  premiums  or the  purchase of additional benefits.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b),"  page 36.  Distributions  from IRAs are generally  taxed under Code  Section 72.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The amount  excludable  from the individual's  income is the amount of the distribution that bears the same ratio as the  individual's  nondeductible  contributions  bears to the expected return under the IRA.

     Distributions  from a  traditional  IRA  may  be  eligible  for a  tax-free rollover to another  traditional  IRA. In certain cases,  a distribution  from a traditional IRA may be eligible to be rolled over to a retirement plan qualified under Code Section 401(a) or a Section 403(b) annuity contract.  See "Rollovers"
on page 38.

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish  a Roth IRA, a new type of IRA which  became  available  in 1998.  The
Contract  may be purchased  as a Roth IRA.  Contributions  to a Roth IRA are not
deductible,  but withdrawals  that meet certain  requirements are not subject to federal  income tax.  Sale of the contract for use with Roth IRAs may be subject to special requirements  imposed by the Internal Revenue Service.  Purchasers of the  Contract  for  such  purposes  will be  provided  with  such  supplementary information  as may be  required  by  the  Internal  Revenue  Service  or  other appropriate agency, and will have the right to revoke the Contract under certain requirements.  Unlike a  traditional  IRA,  Roth IRAs are not subject to minimum required  distribution  rules during the contract owner's  lifetime.  Generally, however,  the amount in a remaining  Roth IRA must be  distributed by the end of the fifth year after the death of the contract owner.  Death  Distributions  may also be made over a beneficiary's life expectancy.

     The   Internal   Revenue   Service  has  not   reviewed  the  Contract  for
qualification  as a Roth  IRA and has  not  addressed  in a  ruling  of  general applicability  whether a death  benefit  provision  such as the provision in the
Contract comports with Roth IRA qualification requirements.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
Qualified Plan to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement plan," then the amount so transferred is not includable in income. An
"eligible  rollover  distribution"  generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a  specified  period of at least ten years.  In  addition,  a  required  minimum distribution will not qualify as an eligible rollover  distribution.  A rollover must be completed within 60 days after receipt of the distribution.

     In the case of a Section 403(b) plan, an "eligible retirement plan" will be another  Section  403(b)  plan or an  individual  retirement  account or annuity described in Code Section 408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     The owner of an IRA may make a tax-free rollover of any portion of the IRA.
The rollover must be completed  within 60 days of the distribution and generally may  only  be made  to  another  IRA.  However,  an  individual  may  receive  a distribution  from  his or her  IRA and  within  60  days  roll  it over  into a retirement  plan qualified  under Code Section 401(a) if all of the funds in the
IRA are  attributable  to a rollover from a Section  401(a) plan.  Similarly,  a distribution from an IRA may be rolled over to a Section 403(b) plan only if all of the funds in the IRA are  attributable  to a rollover  from a Section  403(b)
annuity.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with
Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain cases.  Starting  January 1, 1998,  there are two additional exceptions  to the 10% penalty tax on  withdrawals  from IRAs before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible  Qualified Plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND SHARES --  Security  Benefit is the legal owner of the shares of SBL Fund held by the  Subaccounts.  Security  Benefit  will  exercise  voting rights  attributable  to the  shares  of each  Series  of the  Fund  held in the
Subaccounts at any regular and special  meetings of the shareholders of the Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, Security Benefit will exercise its voting rights based on instructions received from persons having the voting interest in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change, and as a result Security Benefit determines that it is permitted to vote the shares of the SBL Fund in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Series as to which  voting  instructions  may be given to  Security  Benefit  is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset  value per share of the  Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the same date established by
SBL Fund for  determining  shareholders  eligible  to vote at the meeting of the
Fund. If required by the SEC,  Security  Benefit reserves the right to determine in a different fashion the voting rights attributable to the shares of SBL Fund.
Voting instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also  exercise  the voting  rights from assets in each  Subaccount  that are not otherwise  attributable to Owners,  if any, in the same proportion as the voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating  in that  Subaccount.  Security  Benefit  generally  will exercise voting  rights  attributable  to  shares  of the  Series of SBL Fund held in its
General  Account,  if any, in the same  proportion as votes cast with respect to shares of the Series of the Fund held by the Separate Account and other separate accounts of Security Benefit, in the aggregate.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased,  or to be purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     Security   Benefit  also   reserves  the  right  to  establish   additional
Subaccounts  of the  Separate  Account  that would invest in a new Series of SBL
Fund or in shares of another  investment  company,  a series  thereof,  or other suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole  discretion,  and will  determine  whether  to make any new  Subaccount available to existing Owners. Security Benefit may also eliminate or combine one or more  Subaccounts if, in its sole discretion,  marketing,  tax, or investment conditions so warrant.

     Subject to compliance with applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution or change,  Security Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer  section of the application or an
Authorization for Telephone Requests form ("Telephone  Authorization")  has been completed, signed, and filed at Security Benefit's Home Office. Security Benefit
has  established  procedures  to  confirm  that  instructions   communicated  by
telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized  instructions  provided it complies with its  procedures.  Security
Benefit's  procedures require that any person requesting a transfer by telephone provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line.  Security Benefit reserves the right to deny any telephone  transfer  request.  If all telephone lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  you may not be able to request  transfers by telephone and would have to submit written requests.

     By  authorizing  telephone  transfers,  you authorize  Security  Benefit to accept  and act  upon  telephonic  instructions  for  transfers  involving  your
Contract.  You agree that neither Security Benefit,  any of its affiliates,  nor
SBL Fund,  will be liable for any loss,  damages,  cost,  or expense  (including attorneys' fees) arising out of any telephone  requests;  provided that Security
Benefit effects such request in accordance  with its procedures.  As a result of this policy on  telephone  requests,  you bear the risk of loss arising from the telephone  transfer  privilege.  Security  Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the  Contract was not  available  for purchase  until  December 4,
2000, the underlying  investment vehicle of the Separate Account,  SBL Fund, has
been  in  existence  since  May  26,  1977.  Performance   information  for  the
Subaccounts  may also include  quotations of total return for periods  beginning prior to the  availability of the Contracts that  incorporate the performance of
SBL Fund.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS -- Consolidated  financial  statements of Security Benefit
Life Insurance  Company and  Subsidiaries  at December 31, 2000 and 1999 and for
each of the three years in the period ended  December 31, 2000, are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--

                                                    Page

GENERAL INFORMATION AND HISTORY.....................   3
   Safekeeping of Assets............................   3
DISTRIBUTION OF THE CONTRACT........................   3
METHOD OF DEDUCTING THE EXCESS CHARGE...............   3
LIMITS ON PURCHASE PAYMENTS PAID UNDER

                       THIS PAGE LEFT BLANK INTENTIONALLY

                         SECUREDESIGNS VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2001

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED

                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                             700 SW HARRISON STREET
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the  SecureDesigns  Variable
Annuity dated May 1, 2001, as it may be  supplemented  from time to time. A copy
of  the   Prospectus   may  be  obtained  from   Security   Benefit  by  calling
1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract (the "Contract"),  Security Benefit Life Insurance  Company  ("Security
Benefit"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- Security  Benefit is responsible for the safekeeping of the assets of the  Subaccounts.  These  assets,  which  consist of shares of the
Series of SBL Fund in  non-certificated  form,  are held separate and apart from the  assets  of  Security  Benefit's  General  Account  and its  other  separate accounts.

DISTRIBUTION OF THE CONTRACT

Security  Distributors,  Inc.  ("SDI"),  a  wholly-owned  subsidiary of Security
Benefit,  is Principal  Underwriter  of the  Contract.  SDI is  registered  as a broker/dealer  with the  Securities  and Exchange  Commission  ("SEC") under the
Securities  Exchange Act of 1934 and is a member of the National  Association of
Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell  variable  annuities  for  Security  Benefit,  and by certain  financial institutions.  SDI acts as principal  underwriter on behalf of Security  Benefit for  the  distribution  of  the  Contract.  SDI  is not  compensated  under  its
Distribution Agreement with Security Benefit.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.60%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation  Date.  Security  Benefit deducts any mortality and expense  risk charge  above the minimum  charge and the charge for any  optional
Riders (the "Excess Charge") on a monthly basis.

Each  Subaccount  declares a monthly  dividend and Security  Benefit deducts the
Excess  Charge  from  this  monthly   dividend  upon  its  reinvestment  in  the
Subaccount.  The Excess Charge is a percentage of your Contract Value  allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge.  Assuming that you owe a charge above the  minimum  mortality  and expense  risk  charge and the  administration charge,  your Contract Value will be reduced in the amount of your Excess Charge upon  reinvestment  of  the  Subaccount's  monthly  dividend.  Security  Benefit reserves the right to compute and deduct the Excess Charge from each  Subaccount on each Valuation Date.

Security  Benefit will declare a dividend for each  Subaccount  on one Valuation
Date of each  calendar  month  ("Record  Date").  Security  Benefit will pay the dividend  on a  subsequent  Valuation  Date  ("Reinvestment  Date")  within five
Valuation  Dates of the Record Date.  Such dividend will be declared as a dollar amount per Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2.   the number of  Accumulation  Units  allocated to the  Subaccount  as of the
     Record Date; less

3.   the amount of the Excess Charge for that Subaccount; provided that Security
     Benefit will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Equity  Subaccount  and no Riders,  the Excess  Charge would be computed as follows:

-----------------------------------------------------------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.25 per unit  declared  on
December 31 (Record Date), the net dividend amount would be as follows:

---------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date.......          $10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $  9.75
                                                     ------
Gross Dividend Per Unit....................         $  0.25
Less:  Excess Charge Per Unit..............     -   $  0.00085
                                                     ---------
Net Dividend Per Unit......................         $  0.24915
Times:  Number of Accumulation Units.......     x        5,000
                                                    -----------
Net Dividend Amount........................         $ 1,245.75
---------------------------------------------- --- --------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Equity Subaccount,  as follows: $0.24915 (net dividend per unit) divided by $9.75 (Accumulation Unit value as of the Reinvestment Date)
times 5,000 Units equals 127.769  Accumulation  Units. On the Reinvestment Date,
127.769  Accumulation Units are added to Contract Value for a total of 5,127.769
Accumulation  Units  after  the  dividend  reinvestment.  Contract  Value on the
Reinvestment  Date  is  equal  to  5,127.769   Accumulation  Units  times  $9.75
(Accumulation  Unit Value as of the  Reinvestment  Date) for a Contract Value of
$49,995.75 after the dividend reinvestment.

After the  Annuity  Start Date,  Security  Benefit  will deduct a mortality  and expense  risk charge of 1.25% under  Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends  are payable after the Annuity Start Date only with respect to Annuity
Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross  income  if they do not  exceed  the  smallest  of the  limits calculated under Sections 402(g), 403(b)(2), and 415 of the Code. The applicable limit will depend upon whether the  annuities  are  purchased  with  employer or employee  contributions.  Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's salary reduction  contributions to a 403(b)  annuity to $10,500 a year. The $10,500 limit will be reduced by salary reduction  contributions to other types of retirement plans. An employee with at least 15 years of service  for a  "qualified  employer"  (i.e.,  an  educational organization,  hospital,  home health service agency, health and welfare service agency,  church or convention or association  of churches)  generally may exceed the $10,500 limit by $3,000 per year,  subject to an aggregate  limit of $15,000 for all years.

Section  403(b)(2)  provides an overall  limit on employer and  employee  salary reduction contributions that may be made to a 403(b) annuity.  Section 403(b)(2)
generally  provides  that the maximum  amount of  contributions  an employee may exclude from his or her gross income in any taxable year is equal to the excess, if any, of:

      (i) the amount determined by multiplying 20% of the employee's includable compensation by the number of his or her years of service with the employer, over

     (ii) the total amount  contributed  to  retirement  plans  sponsored by the employer,  that were  excludable from his or her gross income in prior years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section 415(c) limit is the lesser of (i) $35,000, or (ii) 25% of the employee's annual compensation.

SECTION  408 --  Premiums  (other  than  rollover  contributions)  paid  under a
Contract used in connection with an individual  retirement annuity (IRA) that is described in Section 408 of the Internal  Revenue Code are subject to the limits on  contributions  to IRA's under Section  219(b) of the Internal  Revenue Code.
Under  Section   219(b)  of  the  Code,   contributions   (other  than  rollover
contributions)  to an IRA are  limited  to the  lesser of $2,000 per year or the
Owner's annual  compensation.  Spousal IRAs allow an owner and his or her spouse to contribute up to $2,000 to their  respective IRAs so long as joint tax return is filed and joint  income is $4,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of $2,000 or 100%
of that  spouse's  compensation.  The maximum the lower  compensated  spouse may contribute  is  the  lesser  of  (i)  $2,000  or  (ii)  100%  of  that  spouse's
compensation  plus  the  amount  by  which  the  higher   compensated   spouse's
compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.  The  extent to which an Owner may  deduct  contributions  to an IRA depends on the gross  income of the Owner and his or her spouse for the year and whether either is an "active  participant" in an  employer-sponsored  retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $35,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Money Market  Subaccount will be based on the change in the value,  exclusive  of capital  changes and income  other than  investment income,  of a hypothetical  investment in a Contract over a particular seven day period,  less a  hypothetical  charge  reflecting  deductions  from the Contract during  the  period  (the  "base  period")  and  stated as a  percentage  of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective  yield for the Money Market  Subaccount  assume that all dividends received during an annual period have been reinvested.  Calculation of
"effective  yield"  begins with the same "base period  return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

               YIELD    = 2[(a-b + 1)^6 - 1]
                             ---
                             cd

where    a =   net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)^n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance  of the  respective  Series of SBL Fund,  adjusted  to  reflect  the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  1.85%,   the
administration charge of .15%, the account administration charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not
reflect   deduction  of  the  contingent   deferred  sales  charge  and  account
administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  for  periods   beginning   prior  to
availability  of  the  Contract  and  are  based  upon  the  performance  of the corresponding  Series of SBL Fund,  adjusted  to  reflect  the  maximum  charges
imposed  under  the  Contract,   except  that  Average  Annual  Return  (without
contingent  deferred sales charge and administration  charge),  does not reflect any applicable withdrawal charge or account  administration charge of $30. Those charges,  if  reflected,  would reduce the average  annual return  figures.  All average annual return figures are as of December 31, 2000.

-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge
and Administration Charge)
-----------------------------------------------------------------
                                 1 YEAR     5 YEARS    10 YEARS

Equity Subaccount               (25.99)%     8.54%      11.41%
Large Cap Value Subaccount      (19.89)%     3.83%       7.47%
Global Subaccount                (9.87)%    13.95%       9.60%(1)
Diversified Income Subaccount    (6.06)%    (1.43)%      1.74%
Large Cap Growth Subaccount     (30.50)%(8)   ---        ---
Enhanced Index Subaccount       (23.59)%    (8.86)%(2)   ---
International Subaccount        (32.92)%    (6.99)%(2)   ---
Mid Cap Growth Subaccount         2.72%     20.85%      17.04%(3)
Global Strategic Income
   Subaccount                   (10.36)%     0.71%       1.31%(4)
Capital Growth Subaccount       (29.79)%(8)   ---        ---
Global Total Return Subaccount  (23.43)%     1.59%       1.99%(4)
Managed Asset Allocation
   Subaccount                   (14.84)%     6.38%       6.30%(4)
Equity Income Subaccount         (1.07)%     9.40%      10.94%(4)
High Yield Subaccount           (15.55)%    (0.41)%(5)   ---
Small Cap Value Subaccount       (3.22)%(8)   ---        ---
Social Awareness Subaccount     (26.21)%     9.52%       8.61%(1)
Technology Subaccount           (48.79)%(8)   ---        ---
Mid Cap Value Subaccount         19.76%     21.71%(6)    ---
Main Street Growth and Income
   Subaccount                   (20.25)%(8)   ---        ---
Small Cap Growth Subaccount     (22.36)%    13.75%(7)    ---
Select 25 Subaccount            (29.34)%    (6.87)%(2)   ---

-----------------------------------------------------------------
1.  From May 1, 1991 for Global and Social Awareness
    Subaccounts.
2.  From May 3, 1999 for Enhanced Index, International and
    Select 25 Subaccounts. These figures are not annualized.
3.  From October 1, 1992 for Mid Cap Growth Subaccount.
4.  From June 1, 1995 for Global Strategic Income, Global Total
    Return, Managed Asset Allocation and Equity Income
    Subaccounts.

5.  From August 5, 1996 for High Yield Subaccount.
6.  From May 1, 1997 for Mid Cap Value Subaccount.
7.  From October 15, 1997 for Small Cap Growth Subaccount.
8.  From May 1, 2000 for Large Cap Growth, Capital Growth,
    Small Cap Value, Technology, and Main Street Growth and
    Income Subaccounts.

-----------------------------------------------------------------

-----------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge
and Administration Charge)
-----------------------------------------------------------------
                                 1 YEAR     5 YEARS    10 YEARS

Equity Subaccount               (19.57)%     8.91%      11.41%
Large Cap Value Subaccount      (13.51)%     4.28%       7.47%
Global Subaccount                (3.56)%    14.23%       9.60%(1)
Diversified Income Subaccount    (0.22)%    (0.86)%      1.74%
Large Cap Growth Subaccount     (24.18)%(8)   ---        ---
Enhanced Index Subaccount       (17.18)%    (4.90)%(2)   ---
International Subaccount        (26.44)%    (3.13)%(2)   ---
Mid Cap Growth Subaccount         8.94%     21.05%      17.04%(3)
Global Strategic Income
   Subaccount                    (4.05)%     1.22%       1.75%(4)
Capital Growth Subaccount       (23.49)%(8)   ---        ---
Global Total Return Subaccount  (17.02)%     2.08%(4)    2.42%(4)
Managed Asset Allocation
   Subaccount                    (8.50)%     6.78%       6.65%(4)
Equity Income Subaccount          5.17%      9.75%      11.22%(4)
High Yield Subaccount            (9.20)%     0.40%(5)    ---
Small Cap Value Subaccount        3.08%8      ---        ---
Social Awareness Subaccount     (19.79)%     9.87%       8.61%(1)
Technology Subaccount           (42.46)%(8)   ---        ---
Mid Cap Value  Subaccount        25.86%     22.36%(6)    ---
Main Street Growth and Income
   Subaccount                   (13.95)%(8)   ---        ---
Small Cap Growth Subaccount     (15.96)%    14.70%(7)    ---
Select 25 Subaccount            (22.89)%    (3.02)%(2)   ---

-----------------------------------------------------------------
1.  From May 1, 1991 for Global and Social Awareness
    Subaccounts.
2.  From May 3, 1999 for Enhanced Index, International and
    Select 25 Subaccounts. These figures are not annualized.
3.  From October 1, 1992 for Mid Cap Growth Subaccount.
4.  From June 1, 1995 for Global Strategic Income, Global Total
    Return, Managed Asset Allocation and Equity Income
    Subaccounts.

5.  From August 5, 1996 for High Yield Subaccount.
6.  From May 1, 1997 for Mid Cap Value Subaccount.
7.  From October 15, 1997 for Small Cap Growth Subaccount.
8.  From May 1, 2000 for Large Cap Growth, Capital Growth,
    Small Cap Value, Technology, and Main Street Growth and
    Income Subaccounts.

-----------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for a  Subaccount  may be  compared,  in  reports  and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donoghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley Capital  International's EAFE Index or other indices that measure performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts,  insurance  products  funds,  or other  investment  products tracked by Lipper Analytical  Services,  a widely used independent research firm which ranks mutual funds and other investment  companies by overall performance, investment  objectives,  and assets, or tracked by The Variable Annuity Research and Data Service ("VARDS"),  an independent service which monitors and ranks the
performance  of  variable   annuity  issues  by  investment   objectives  on  an
industry-wide  basis or tracked by other  services,  companies,  publications or persons  who rank such  investment  companies  on overall  performance  or other criteria;  and (iii) the Consumer  Price Index (measure for inflation) to assess the real rate of return from an investment in the  Contract.  Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies, characteristics and quality of the Series of the Mutual
Fund in which the Subaccount invests, and the market conditions during the given time period,  and should not be  considered as a  representation  of what may be achieved in the future.

Reports and promotional  literature may also contain other information including
(i) the ranking of any  Subaccount  derived  from  rankings of variable  annuity separate  accounts,  insurance  products  funds,  or other  investment  products tracked by Lipper  Analytical  Services or by other rating services,  companies, publications,  or other persons who rank separate  accounts or other  investment products  on overall  performance  or other  criteria,  and (ii) the effect of a tax-deferred  compounding on a Subaccount's  investment  returns,  or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include  a  comparison,  at  various  points  in  time,  of the  return  from an investment  in a  Contract  (or  returns in  general)  on a  tax-deferred  basis
(assuming one or more tax rates) with the return on a taxable basis.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000,  included in this Statement of Additional
Information have been audited by Ernst & Young LLP,  independent  auditors,  for the periods  indicated in their report thereon appearing  elsewhere herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated  balance sheets of Security Benefit Life Insurance  Company and
Subsidiaries  as of  December  31,  2000 and 1999 and the  related  consolidated statements of income,  changes in stockholder's  equity, and cash flows for each of the three years in the period ended  December 31, 2000, are set forth herein, starting on page 8.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit  to meet  its  obligations  under  the  Contracts.  They  should  not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

                                     PART C
                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

            a.   Financial Statements

                 The  consolidated  financial  statements of Security  Benefit
                 Life Insurance  Company and Subsidiaries at December 31, 2000
                 and 1999, and for each of the three years in the period ended
                 December 31, 2000 are incorporated herein by reference to the financial  statements filed with SBL Variable Annuity Account
                 XIV's Pre-Effective  Amendment No. 1 under the Securities Act
                 of  1933  and  Post-Effective   Amendment  No.  4  under  the
                 Investment Company Act of 1940 to Registration  Statement No.
                 333-52114 (filed March 20, 2001).

            b.   Exhibits

                 (1)  Resolution of the Board of Directors of Security Benefit
                      Life Insurance Company authorizing
                      establishment of the Separate Account(a)
                 (2)  Not Applicable
                 (3)  (a)   Service Facilities Agreement(b)
                      (b)   Marketing Organization Agreement(g)
                      (c)   SBL Variable Products Broker/Dealer Sales Agreement(h)
                      (d)   SBL Variable Product Sales Agreement (3-Way Agreement)(a)
                      (e)   SBL Variable Products Schedule of Commissions(i)
                 (4)  (a)   Individual  Contract  (Form V6029  11-00)(j)
                      (b)   Individual  Contract-Unisex (Form V6029U 11-00)(j)
                      (c)   Tax-Sheltered    Annuity   Endorsement   (Form   6832A
                            R9-96)(c)
                      (d)   Withdrawal  Charge  Waiver  Endorsement
                            (Form V6051 3-96)(c)
                      (e)   Waiver of Withdrawal Charge for Terminal Illness
                            Endorsement (Form V6051 TI  2-97)(c)
                      (f)   Individual Retirement Annuity Endorsement (Form
                            V6849A  1-97)(d)
                      (g)   Annuity Loan Provisions Endorsement (Form V6066
                            10-00)(j)
                      (h)   Roth IRA Endorsement (Form V6851  10-97)(d)
                      (i)   Section 457 Endorsement (Form V6054  1-98)(d)
                      (j)   403a Endorsement (Form V6057  10-98)(e)
                      (k)   Annual Stepped Up Death Benefit Rider (Form V6063
                            8-00)(a)
                      (l)   Guaranteed Growth Death Benefit Rider (Form V6063-1
                            8-00)(a)
                      (m)   Annual Stepped Up and Guaranteed Growth Death Benefit
                            Rider (Form V6063-2  8-00)(a)
                      (n)   Disability Rider (Form V6064  8-00)(a)
                      (o)   Guaranteed Income Benefit Rider (Form V6065  8-00)(a)
                      (p)   Credit Enhancement Rider (Form V6067  8-00)(a)
                      (q)   Alternative Withdrawal Charge Rider (Form V6069 10-00)(j)
                 (5)  (a)   Application (Form V9493  11-00)(j)
                      (b)   Application - Unisex (Form V9493U  11-00)(j)
                 (6)  (a)   Composite of Articles of Incorporation of SBL(f)
                      (b)   Bylaws of SBL(f)
                 (7)  Not Applicable
                 (8)  Not Applicable
                 (9)  Opinion of Counsel
                 (10) Consent of Independent Auditors
                 (11) Not Applicable
                 (12) Not Applicable
                 (13) Schedules of Computation of Performance
                 (14) Powers of Attorney of Howard R. Fricke, Kris A. Robbins,
                      Sister Loretto Marie Colwell, John C. Dicus, Steven J.
                      Douglass, William W. Hanna, John E. Hayes, Jr., Pat A.
                      Loconto, Frank C. Sabatini, and Robert C. Wheeler(j)

(a)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's Initial Registration Statement No. 333-41180 (filed July 11,
       2000).

(b)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Signature 's  Post-Effective  Amendment No. 1 under the Securities Act of
       1933 and  Amendment  No. 2 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-23723 (filed October 15, 1997).

(c)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Signature Initial  Registration  Statement No. 333-23723 (filed March 16,
       1997).

(d)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 2 under the  Securities Act of
       1933 and  Amendment  No. 3 under the  Investment  Company  Act of 1940 to
       Registration Statement 333-23723 (filed April 30, 1998).

(e)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Signature's  Post-Effective  Amendment No. 4 under the  Securities Act of
       1933 and Amendment No. 5 under the Investment  Company Act of 1940 to the
       Registration Statement 333-23723 (filed April 30, 1999).

(f)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account's  Post-Effective  Amendment No. 20 under the Securities
       Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (Filed August 17, 1998).

(g)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Signature's  Post-Effective  Amendment No. 23 under the Securities Act of
       1933 and Amendment No. 22 under the Investment Company Act of 1940 to the
       Registration Statement 2-89328 (filed May 1, 2000).

(h)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 21 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 29, 1999).

(i)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Pre-Effective  Amendment No. 1 under the  Securities Act of
       1933 and  Amendment  No. 1 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed October 13, 2000).

(j)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 1 under the Securities Act of
       1933 and  Amendment  No. 2 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed February 16, 2001).

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

           Name and Principal

           Name and Principal
           BUSINESS ADDRESS                POSITIONS AND OFFICES WITH DEPOSITOR
           ----------------                -------------------------------------
           Howard R. Fricke*               Chairman of the Board and Director

           Kris A. Robbins*                President, Chief Executive Officer
                                           and Director

           Sister Loretto Marie Colwell    Director
           1700 SW 7th Street
           Topeka, Kansas 66606

           John C. Dicus                   Director
           700 Kansas Avenue
           Topeka, Kansas 66603

           Steven J. Douglass              Director
           3231 E. 6th Street
           Topeka, Kansas 66607

           William W. Hanna                Director
           P.O. Box 2256
           Wichita, Kansas 67201

           John E. Hayes, Jr.              Director
           200 Gulf Blvd.
           Belleair, FL 33786

           Frank C. Sabatini               Director
           120 SW 6th Street
           Topeka, Kansas 66603

           Robert C. Wheeler               Director
           P.O. Box 148
           Topeka, Kansas 66601

           Pat A. Loconto                  Director
           1633 Broadway, 35th Floor
           New York, NY 10019-6754

           Donald J. Schepker*             Senior Vice President, Chief Financial
                                           Officer and Treasurer

           Roger K. Viola*                 Senior Vice President, General Counsel
                                           and Secretary

           Malcolm E. Robinson*            Senior Vice President and Assistant to
                                           the President

           John D. Cleland*                Senior Vice President

           Terry A. Milberger*             Senior Vice President

           Venette K. Davis*               Senior Vice President

           J. Craig Anderson*              Senior Vice President

           Gregory J. Garvin*              Senior Vice President

           James R. Schmank*               Senior Vice President

           Kalman Bakk, Jr.*               Senior Vice President

           Amy J. Lee*                     Associate General Counsel, Vice
                                           President and Assistant Secretary

           Thomas A. Swank*                Senior Vice President and Chief
                                           Investment Officer

           *Located at 700 Harrison Street, Topeka, Kansas 66636.

ITEM 26.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
           REGISTRANT
           ---------------------------------------------------------------------

           The Depositor, Security Benefit Life Insurance Company ("SBL" or "the
           Company"),  is owned by Security Benefit Corp.  through the ownership of 700,000 of SBL's 700,010 issued and  outstanding  shares of common stock.  One share of SBL's  issued and  outstanding  common  stock is owned by each director of SBL, in accordance with the requirements of
           Kansas  law.  Security  Benefit  Corp.  is wholly  owned by  Security
           Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL  policyholders.  As of December  31, 2000 no one person  holds more than  approximately  0.0003% of the voting  power of SBMHC.  The
           Registrant is a segregated asset account of SBL.

           The  following  chart  indicates  the persons  controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

           Security Benefit Mutual Holding Company        Kansas               ---
           (Holding Company)

           Security Benefit Corp. (Holding Company)       Kansas               100%

           Security Benefit Life Insurance Company        Kansas               100%
           (Stock Life Insurance Company)

           Security Benefit Group, Inc.                   Kansas               100%
           (Holding Company)

           Security Management Company, LLC               Kansas               100%
           (Investment Adviser)

           Security Distributors, Inc.                    Kansas               100%
           (Broker/Dealer, Principal
           Underwriter of Mutual Funds)

           First Advantage Insurance Agency, Inc.         Kansas               100%
           (Insurance Agency)

           Security Benefit Academy, Inc.                 Kansas               100%
           (Daycare Company)

           Security Financial Resources, Inc.             Kansas               100%
           (Financial Services)

           Security Financial Resources Collective        Delaware             100%
           Investments, LLC (Private Fund)

           First Security Benefit Life Insurance          New York             100%
           and Annuity Company of New York
           (Stock Life Insurance Company)

           SBL is also the depositor of the  following  separate  accounts:  SBL
           Variable Annuity Accounts I, III, and IV, SBL Variable Life Insurance
           Account Varilife,  Security  Varilife Separate Account,  SBL Variable
           Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII
           (Variflex  Signature),  SBL  Variable  Annuity  Account  VIII  (Extra
           Credit),  Variable Annuity Account XI, Variflex Separate Account,  T.
           Rowe Price Variable Annuity Account,  and Parkstone  Variable Annuity
           Separate Account.

           Through the above-referenced  separate accounts,  SBL might be deemed to control the open-end management investment companies listed below.
           As of December 14, 2000, the  approximate  percentage of ownership by the separate accounts for each company was as follows:

            Security Growth and Income Fund................       23.0%
            SBL Fund.......................................      100.0%
            Security Ultra Fund............................       50.0%

ITEM 27.   NUMBER OF CONTRACTOWNERS

           As of February 2, 2001, there were four owners of the contract issued under SBL Variable Annuity Account XIV.

           ITEM 28. INDEMNIFICATION

           The bylaws of Security  Benefit Life Insurance  Company  provide that the Company shall, to the extent  authorized by the laws of the State of Kansas,  indemnify officers and directors for certain  liabilities threatened or incurred in connection  with such person's  capacity as director or officer.

           The Articles of Incorporation include the following provision:

                (a) No  director  of the  Corporation  shall  be  liable  to the
             Corporation or its  stockholders for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED  that  nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's  duty of loyalty to the Corporation or its stockholders,  (b) for acts or omissions not in good faith or which involve intentional  misconduct or a knowing violation of law, (c) under the  provisions  of K.S.A.  17-6424 and amendments  thereto,  or (d) for any  transaction  from  which  the director  derived an  improper  personal  benefit.  If the  General
             Corporation Code of the State of Kansas is amended after the filing of these Articles of  Incorporation  to authorize  corporate action
             further   eliminating   or  limiting  the  personal   liability  of
             directors,  then the  liability  of a director  of the  Corporation shall be eliminated or limited to the fullest  extent  permitted by the General Corporation Code of the State of Kansas, as so amended.

                (b) Any repeal or modification of the foregoing paragraph by the stockholders  of the  Corporation  shall not  adversely  affect any right or  protection of a director of the  Corporation  existing at the time of such repeal or modification.

           Insofar  as  indemnification   for  a  liability  arising  under  the
           Securities  Act of 1933 may be permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to the  foregoing provisions,  or otherwise, the Depositor has been advised that in the
           opinion   of   the   Securities   and   Exchange    Commission   such
           indemnification  is against public policy as expressed in the Act and
           is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
           indemnification  against such liabilities  (other than the payment by the Depositor of expenses incurred or paid by a director,  officer or controlling  person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director,  officer or
           controlling   person  in  connection   with  the   Securities   being
           registered,  the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling  precedent,  submit to a court of  appropriate  jurisdiction  the  question  of  whether  such indemnification  by it is against  public  policy as expressed in the
           Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

           (a)  Security  Distributors,  Inc. ("SDI"), a subsidiary of SBL, acts as distributor of the Contract issued under SBL Variable Annuity
                Account XIV (SecureDesigns and AdvisorDesigns). SDI also acts as distributor  for SBL Variable  Annuity  Accounts I, III, and IV,
                SBL Variable Life Insurance Account Varilife,  Security Varilife
                Separate  Account,  SBL Variable  Annuity Account VIII (Variflex
                LS,  Variflex  Signature,  and Extra Credit),  Variable  Annuity
                Account XI, and Parkstone Variable Annuity Separate Account. SDI
                also acts as principal  underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity
                Fund,  Security  Income Fund,  Security  Growth and Income Fund,
                Security Municipal Bond Fund, SBL Fund and Security Ultra Fund.

           (b)  Name and Principal              Position and Offices
                 BUSINESS ADDRESS*                 WITH UNDERWRITER
                 ------------------              ------------------
                 Gregory J. Garvin               President and Director
                 John D. Cleland                 Vice President and Director
                 James R. Schmank                Director
                 Mark E. Young                   Director
                 Amy J. Lee                      Secretary
                 Brenda M. Harwood               Treasurer and Director

                *700 Harrison, Topeka, Kansas 66636-0001

           (c)  Although SDI  receives no  compensation  under its  distribution agreement with SBL, it does receive certain payments from SBL in connection  with the sale of the  contracts.  These payments are not expected to exceed 0.75% of sales. For the fiscal year ended
                December  31, 2000,  SDI  received  payments in the amount of $0 from SBL under this arrangement.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

           All accounts and records  required to be  maintained by Section 31(a)
           of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--700 SW Harrison, Topeka, Kansas 66636-0001.

ITEM 31.   MANAGEMENT SERVICES

           All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS

           (a)  Registrant   undertakes  that  it  will  file  a  post-effective
                amendment  to  this  Registration  Statement  as  frequently  as necessary to ensure that the audited financial statements in the
                Registration  Statement  are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

           (b)  Registrant  undertakes  that  it  will  include  as  part of the
                Variable Annuity contract  application a space that an applicant can check to request a Statement of Additional Information.

           (c)  Registrant  undertakes  to deliver any  Statement of  Additional
                Information  and any  financial  statements  required to be made available  under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

           (d)  Subject  to the terms and  conditions  of  Section  15(d) of the
                Securities   Exchange  Act  of  1934,  the   Registrant   hereby
                undertakes to file with the Securities  and Exchange  Commission such  supplementary  and periodic  information,  documents,  and reports as may be  prescribed  by any rule or  regulation of the
                Commission  heretofore  or hereafter  duly  adopted  pursuant to authority conferred in that Section.

           (e)  Depositor  represents  that the fees and charges  deducted under the Contract,  in the  aggregate,  are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

           (f)  SBL, sponsor of the unit investment  trust, SBL Variable Annuity
                Account XIV, hereby  represents that it is relying upon American
                Council of Life  Insurance,  SEC  No-Action  Letter,  [1988-1989
                Transfer  Binder] Fed.  Sec. L. Rep.  (CCH)P.  78,904 (Nov.  28,
                1988),   and  that  it  has  complied  with  the  provisions  of
                paragraphs   (1)-(4)  of  such   no-action   letter   which  are
                incorporated herein by reference.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant has caused this Registration  Statement to be signed on its behalf in the City of Topeka, State of Kansas on this 11th day of April, 2001.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    By: HOWARD R. FRICKE
Director                            --------------------------------------------
                                    Howard R. Fricke, Director and Chairman of
                                    the Board and as Attorney In Fact for the
John C. Dicus                       Officers and Directors Whose Names Appear
Director                            Opposite.

Steven J. Douglass              SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By: KRIS A. ROBBINS
William W. Hanna                    --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

John E. Hayes, Jr.
Director                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                SECUREDESIGNS
                                (The Registrant)

Pat A. Loconto                  By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                            (The Depositor)

                                By: KRIS A. ROBBINS
Frank C. Sabatini                   --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

Robert C. Wheeler
Director                        By: DONALD J. SCHEPKER
                                    --------------------------------------------
                                    Donald J. Schepker, Senior Vice President,
                                    Chief Financial Officer and Treasurer

                                (ATTEST): ROGER K. VIOLA
                                          --------------------------------------
                                          Roger K. Viola, Senior Vice President,
                                          General Counsel and Secretary

                                          Date:  April 11, 2001

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None

  (4)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    None

  (5)   (a)    None
        (b)    None

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   None

  (9)   Opinion of Counsel

(10)    Consent of Independent Auditors

(11)    None

(12)    None

(13)    Schedules of Computation of Performance

(14)    None